Securities (Details) (USD $) In Thousands, unless otherwise specified													12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 US Treasury [Member]	Dec. 31, 2011 US Treasury [Member]	Dec. 31, 2012 Government Sponsored enterprise obligations [Member]	Dec. 31, 2011 Government Sponsored enterprise obligations [Member]	Dec. 31, 2012 State and municipal obligations [Member]	Dec. 31, 2011 State and municipal obligations [Member]	Dec. 31, 2012 Corporate obligations [Member]	Dec. 31, 2011 Corporate obligations [Member]	Dec. 31, 2012 Equity Securities [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2012 Investments Impairment Charge [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 101,536		$ 500	$ 502	$ 60,158	$ 55,766	$ 37,512	$ 53,531	$ 1,073	$ 1,093	$ 2,293	$ 1,295
Gross unrealized gains	1,641	2,408	0	0	214	377	1,196	1,917	23	2	208	112
Gross unrealized losses	(403)	(337)	0	0	(196)	(18)	(22)	(23)	(185)	(296)	0	0
Available for sale securities - fair value	102,774	114,258	500	502	60,176	56,125	38,686	55,425	911	799	2,501	1,407
Cumulative OTTI recognized in earnings													$ 360,000